Financial liabilities on funding arrangements - Narrative (Details) - GBP (£) £ in Thousands	6 Months Ended	12 Months Ended
	Jul. 31, 2018	Jan. 31, 2018	Jan. 31, 2017
Financial Liabilities At Amortised Cost [Abstract]
Financial liabilities at amortised cost	£ 0	£ 3,090	£ 5,919
Decrease in fair value of financial liabilities for funding arrangements	£ 3,100	£ 2,800